Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Revenue from Major Charterers
Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2018 and 2017 were:

Customer	2018	2017
A	27%	10%
B	16%	14%
C	12%	-
D	11%	-
E	-	19%
F	-	12%
Total	66%	55%